10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of transactions with related parties

The Company entered into the following transactions with related parties:

	2026			2025			2024
	Amounts paid or payable	Option based payment	Payable at year end	Amounts paid or payable	Option based payment	Payable at year end	Amounts paid or payable	Option based payment	Payable at year end
To a director for:
investor relations	$ 132,000	$ 157,063	$ 1,120,253	$ 132,000	$ 142,834	$ 687,244	$ 132,000	$ 42,090	$ 319,702
consulting (a)	-	119,263	-	-	13,420	-	900	-	-

To an officer of the company (b)	32,175	-	20,186	30,700	33,580	23,874	40,413	-	23,402

	$ 164,175	$ 276,326	$ 1,140,439	$ 162,700	$ 189,834	$ 711,118	$ 173,313	$ 42,090	$ 343,104